Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

12. Stockholders’ Equity

Dividends

Holders of common stock are entitled to one vote per share. In connection with the special dividend described in Note 2, on December 21, 2012 the Company paid stockholders an aggregate of $62.0 million in cash and issued 6,697,220 shares of the Company’s common stock.

In addition, to maintain its qualification as a REIT for federal income tax purposes, the Company must distribute at least 90% of its REIT taxable income each year. On December 17, 2012, the Company announced that its board of directors approved the Company’s current dividend policy pursuant to which the Company plans to pay a quarterly cash dividend to stockholders in an amount equal to an annualized payment of at least 50% of adjusted funds from operations (as defined by the Company) or 100% of REIT taxable income on an annual basis, whichever is greater. The declaration, timing and amount of dividends will be determined by future action of the Company’s board of directors. The dividend policy may be altered at any time by the Company’s board of directors.

Treasury Stock

On December 18, 2008, following approval by the Human Resources Committee and the Board of Directors, the Company and the Company’s Chairman of the Board of Directors and Chief Executive Officer (“Executive”) entered into an amendment to Executive’s employment agreement. The amendment provided Executive with the option of making an irrevocable election to invest his existing Supplemental Employee Retirement Plan (“SERP”) benefit in Company common stock, which election Executive subsequently made. The investment was made by a rabbi trust in which, during January 2009, the independent trustee of the rabbi trust purchased shares of Company common stock in the open market in compliance with applicable law. Executive is only entitled to a distribution of the Company common stock held by the rabbi trust in satisfaction of his SERP benefit. As such, the Company believes that the ownership of shares of common stock by the rabbi trust and the distribution of those shares to Executive in satisfaction of his SERP benefit meets the requirements necessary so that the Company will not recognize any increase or decrease in expense as a result of subsequent changes in the value of the Company common stock and the purchased shares are treated as treasury stock and the SERP benefit is included in additional paid-in capital in the Company’s accompanying consolidated financial statements.

Stock Repurchases

On August 6, 2012, the Company entered into a repurchase agreement with its largest stockholder, TRT Holdings, pursuant to which the Company repurchased 5.0 million shares of the Company’s common stock from TRT Holdings in a privately negotiated transaction for an aggregate purchase price of $185.4 million, which the Company funded with borrowings under the revolving credit line of the $925 million credit facility. The repurchased stock was cancelled by the Company and has been reflected as a reduction of retained earnings in the accompanying consolidated statement of stockholders’ equity. The Company obtained consents and amendments of the required lenders under the $925 million credit facility in order to accommodate this repurchase.

On December 17, 2012, the Company announced that its board of directors authorized a share repurchase program for up to $100 million of the Company’s common stock using cash on hand and borrowings under its revolving credit line. The repurchases are intended to be implemented through open market transactions on U.S. exchanges or in privately negotiated transactions, in accordance with applicable securities laws, and any market purchases will be made during open trading window periods or pursuant to any applicable Rule 10b5-1 trading plans. The timing, prices, and sizes of repurchases will depend upon prevailing market prices, general economic and market conditions and other considerations. The repurchase program does not obligate the Company to acquire any particular amount of stock.

Common Stock Issuance

On August 23, 2012, the Company sold 846,469 shares (the “Option Shares”) of the Company’s common stock upon the exercise of the underwriter’s option granted pursuant to an underwriting agreement among the Company, TRT Holdings, and Deutsche Bank Securities, Inc. (the “Underwriter”) in connection with the secondary public offering of the remaining shares of the Company’s common stock held by TRT Holdings. The Option Shares were sold at a price to the public of $40.00 per share. The Company’s total net proceeds from the sale of the Option Shares, after offering expenses, were approximately $32.7 million.

Shareholder Rights Plan

The Company’s previous shareholder rights plan expired on August 12, 2012. The Company has amended its Corporate Governance Guidelines to include a policy with respect to shareholder rights plans, that provides that the Board may not adopt a rights plan unless either (i) stockholder approval has been obtained, or (ii) specified circumstances exist and stockholder approval is obtained within specified periods after adoption.